Note 9 - Events After the Reporting Period	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
Note 9.	Events After the Reporting Period

On July 12, 2023, the depository bank distributed the cash dividend declared on June 13, 2023, of $0.40 per ADS, or $10.8 million in total.

In the period from June 30, 2023 until and including September 22, 2023, Opera repurchased 1,023,160 ADSs for a total cost of $14.2 million under the share repurchase program outlined in Note 8.